Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2020
Investments in associates and joint ventures [Abstract]
Summary of Investments in Associates and Joint Ventures
6 Investments in associates and joint ventures

Investments in associates and joint ventures
30 June 2020	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	673	1,492	54,563	48,832	526	378
Other investments in associates and joint ventures			283
			1,775

Investments in associates and joint ventures
31 December 2019	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	1,109	1,509	55,804	49,974	1,145	891
Other investments in associates and joint ventures			281
			1,790

Summary of Changes in Investments in Associates and Joint ventures
Changes in Investments in associates and joint ventures
	30 June 2020	31 December 2019
Opening balance as at 1 January	1,790	1,203
Additions	10	507
Transfers to and from Investments/Other assets and liabilities	–0	4
Revaluations	2	–18
Share of results	33	82
Dividends received	–11	–58
Disposals	–1	–10
Impairments	1	–34
Exchange rate differences	–55	113
Other	6
Closing balance	1,775	1,790

Impairment testing, Investments in associates and joint ventures
Investments in associates and joint ventures
30 June 2020	Value in Use	Fair value	Carrying value
TMB Public Company Limited	1,606	673	1,492